INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ (80,298)	$ 92,323	$ (52,198)
Total deferred tax benefit (expense)	(322,616)	(134,171)	51,663
Total tax benefit (expense)	(402,914)	(41,848)	(535)
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(113,821)	(1,568)	(11,774)
Total deferred tax benefit (expense)	(59,995)	(21,908)	32,243
Domestic [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	33,523	93,891	(40,424)
Total deferred tax benefit (expense)	$ (262,621)	$ (112,263)	$ 19,420